Long-Term Employee Benefit Liabilities (Details Textual)	12 Months Ended
Dec. 31, 2011 Age
Long-Term Employee Benefit Liabilities [Abstract]
Minimum age required to be eligible for Retirement medical benefits plan	60
Minimum service period required to be eligible for Retirement medical benefits plan	10